UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Diamond Hill Valuation-Weighted 500 ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 99.8%
		Communication Services - 10.1%
561		Activision Blizzard, Inc.	$46,670
490		Alphabet, Inc. - Class A (a)	591,469
5,173		AT&T, Inc.	173,709
560		CBS Corporation - Class B	32,172
637		CenturyLink, Inc.	13,504
166		Charter Communications, Inc. - Class A (a)	54,096
5,159		Comcast Corporation - Class A	182,680
820		Discovery, Inc. - Class A (a)	26,240
459		DISH Network Corporation - Class A (a)	16,414
210		Electronic Arts, Inc. (a)	25,303
3,058		Facebook, Inc. - Class A (a)	502,919
244		GCI Liberty, Inc. (a)	12,444
423		Interpublic Group of Companies, Inc.	9,674
242		Match Group, Inc. (a)	14,014
444		Netflix, Inc. (a)	166,114
1,358		News Corporation - Class A	17,912
208		Omnicom Group, Inc.	14,148
3,678		Sirius XM Holdings, Inc.	23,245
4,177		Sprint Corporation (a)	27,318
89		Take-Two Interactive Software, Inc. (a)	12,281
635		T-Mobile US, Inc. (a)	44,564
1,342		Twenty-First Century Fox, Inc. - Class A	62,175
551		Twitter, Inc. (a)	15,681
3,283		Verizon Communications, Inc.	175,279
488		Viacom, Inc. - Class B	16,475
1,274		Walt Disney Company	148,982
275		Zayo Group Holdings, Inc. (a)	9,548
			2,435,030
		Consumer Discretionary - 10.9%
72		Advance Auto Parts, Inc.	12,120
468		Amazon.com, Inc. (a)	937,404
276		Aptiv plc	23,156
296		Aramark	12,734
25		AutoZone, Inc. (a)	19,393
244		Best Buy Company, Inc.	19,364
39		Booking Holdings, Inc. (a)	77,376
214		BorgWarner, Inc.	9,155
73		Burlington Stores, Inc. (a)	11,893
126		CarMax, Inc. (a)	9,408
609		Carnival Corporation	38,836
19		Chipotle Mexican Grill, Inc. (a)	8,636
564		D.R. Horton, Inc.	23,790
101		Darden Restaurants, Inc.	11,230
268		Dollar General Corporation	29,292
228		Dollar Tree, Inc. (a)	18,593
43		Domino’s Pizza, Inc.	12,676
421		eBay, Inc. (a)	13,901
129		Expedia Group, Inc.	16,832
3,058		Ford Motor Company	28,287
432		Gap, Inc.	12,463
1,599		General Motors Company	53,838
100		Genuine Parts Company	9,940
65		GrubHub, Inc. (a)	9,010
484		H&R Block, Inc.	12,463
301		Hilton Worldwide Holdings, Inc.	24,315
1,036		Home Depot, Inc.	214,607
180		Kohl’s Corporation	13,419
625		Las Vegas Sands Corporation	37,081
74		Lear Corporation	10,730
551		Lennar Corporation - Class A	25,726
366		LKQ Corporation (a)	11,591
810		Lowe’s Companies, Inc.	93,004
114		Lululemon Athletica, Inc. (a)	18,524
268		Macy’s, Inc.	9,308
317		Marriott International, Inc. - Class A	41,854
612		McDonald’s Corporation	102,382
434		MGM Resorts International	12,113
65		Mohawk Industries, Inc. (a)	11,398
1,157		Nike, Inc. - Class B	98,021
266		Norwegian Cruise Line Holdings, Ltd. (a)	15,276
6		NVR, Inc. (a)	14,825
77		O’Reilly Automotive, Inc. (a)	26,744
537		PulteGroup, Inc.	13,302
68		PVH Corporation	9,819
770		Qurate Retail, Inc. (a)	17,102
300		Ross Stores, Inc.	29,730
189		Royal Caribbean Cruises, Ltd.	24,559
1,141		Starbucks Corporation	64,854
287		Tapestry, Inc.	14,428
438		Target Corporation	38,636
94		Tiffany & Company	12,123
513		TJX Companies, Inc.	57,466
264		Toll Brothers, Inc.	8,720
109		Tractor Supply Company	9,906
60		Ulta Beauty, Inc. (a)	16,927
504		Under Armour, Inc. - Class A (a)	10,695
316		V.F. Corporation	29,530
40		Vail Resorts, Inc.	10,977
115		Whirlpool Corporation	13,656
158		Wynn Resorts, Ltd.	20,076
300		Yum! Brands, Inc.	27,273
			2,642,487
		Consumer Staples - 6.8%
1,692		Altria Group, Inc.	102,044
529		Archer-Daniels-Midland Company	26,593
288		Brown-Forman Corporation - Class B	14,558
337		Bunge, Ltd.	23,155
162		Church & Dwight Company, Inc.	9,618
79		Clorox Company	11,882
2,787		Coca-Cola Company	128,732
533		Colgate-Palmolive Company	35,684
315		Conagra Brands, Inc.	10,701
102		Constellation Brands, Inc. - Class A	21,993
305		Costco Wholesale Corporation	71,638
995		Coty, Inc. - Class A	12,497
272		Estee Lauder Companies, Inc. - Class A	39,527
556		General Mills, Inc.	23,864
173		Herbalife Nutrition, Ltd. (a)	9,437
159		Hershey Company	16,218
344		Hormel Foods Corporation	13,554
87		J.M. Smucker Company	8,927
263		Kellogg Company	18,415
290		Kimberly-Clark Corporation	32,956
1,099		Kraft Heinz Company	60,566
760		Kroger Company	22,124
112		McCormick & Company, Inc.	14,756
267		Molson Coors Brewing Company - Class B	16,420
992		Mondelez International, Inc. - Class A	42,616
445		Monster Beverage Corporation (a)	25,935
971		PepsiCo, Inc.	108,558
1,218		Philip Morris International, Inc.	99,316
95		Post Holdings, Inc. (a)	9,314
1,878		Procter & Gamble Company	156,306
459		Sysco Corporation	33,622
426		Tyson Foods, Inc. - Class A	25,360
890		Walgreens Boots Alliance, Inc.	64,881
3,465		Walmart, Inc.	325,398
			1,637,165
		Energy - 7.0%
798		Anadarko Petroleum Corporation	53,793
122		Andeavor	18,727
315		Apache Corporation	15,016
466		Baker Hughes, a GE Company	15,765
655		Cabot Oil & Gas Corporation	14,751
402		Cheniere Energy, Inc. (a)	27,935
2,320		Chevron Corporation	283,690
162		Cimarex Energy Company	15,056
169		Concho Resources, Inc. (a)	25,815
1,016		ConocoPhillips	78,638
359		Continental Resources, Inc. (a)	24,512
535		Devon Energy Corporation	21,368
136		Diamondback Energy, Inc.	18,386
122		Energen Corporation (a)	10,513
529		EOG Resources, Inc.	67,485
260		EQT Corporation	11,500
4,037		Exxon Mobil Corporation	343,226
1,424		Halliburton Company	57,715
236		HollyFrontier Corporation	16,496
3,591		Kinder Morgan, Inc.	63,668
693		Marathon Oil Corporation	16,133
627		Marathon Petroleum Corporation	50,141
271		National Oilwell Varco, Inc.	11,675
527		Newfield Exploration Company (a)	15,193
653		Noble Energy, Inc.	20,367
871		Occidental Petroleum Corporation	71,570
400		ONEOK, Inc.	27,116
424		Parsley Energy, Inc. - Class A (a)	12,402
188		PBF Energy, Inc. - Class A	9,383
383		Peabody Energy Corporation	13,650
401		Phillips 66	45,201
210		Pioneer Natural Resources Company	36,580
1,884		Schlumberger, Ltd.	114,773
513		Valero Energy Corporation	58,354
442		Williams Companies, Inc.	12,018
			1,698,611
		Financials - 15.9%
665		Aflac, Inc.	31,302
510		AGNC Investment Corporation	9,501
15		Alleghany Corporation	9,788
410		Allstate Corporation	40,467
710		Ally Financial, Inc.	18,780
1,053		American Express Company	112,134
86		American Financial Group, Inc.	9,543
815		American International Group, Inc.	43,391
74		American National Insurance Company	9,568
229		Ameriprise Financial, Inc.	33,814
1,414		Annaly Capital Management, Inc.	14,465
242		Aon plc	37,215
474		Arch Capital Group, Ltd. (a)	14,130
160		Arthur J Gallagher & Company	11,910
236		Athene Holding, Ltd. - Class A (a)	12,192
540		AXA Equitable Holdings, Inc.	11,583
10,552		Bank of America Corporation	310,862
1,167		Bank of New York Mellon Corporation	59,505
1,056		BB&T Corporation	51,258
2,030		Berkshire Hathaway, Inc. - Class B (a)	434,643
161		BlackRock, Inc.	75,884
565		Capital One Financial Corporation	53,635
92		Cboe Global Markets, Inc.	8,828
1,496		Charles Schwab Corporation	73,528
508		Chubb, Ltd.	67,889
2,690		Citigroup, Inc.	192,981
660		Citizens Financial Group, Inc.	25,456
291		CME Group, Inc.	49,531
262		CNA Financial Corporation	11,960
256		Comerica, Inc.	23,091
21		Credit Acceptance Corporation (a)	9,200
459		Discover Financial Services	35,091
317		E*TRADE Financial Corporation (a)	16,608
152		East West Bancorp, Inc.	9,176
244		Fidelity National Financial, Inc.	9,601
652		Fifth Third Bancorp	18,204
119		First Republic Bank	11,424
528		Franklin Resources, Inc.	16,057
460		Goldman Sachs Group, Inc.	103,150
193		Hartford Financial Services Group, Inc.	9,642
1,382		Huntington Bancshares, Inc.	20,619
556		Intercontinental Exchange, Inc.	41,639
507		Invesco, Ltd.	11,600
724		Jefferies Financial Group, Inc.	15,899
3,258		JPMorgan Chase & Company	367,633
1,330		KeyCorp	26,454
252		Lincoln National Corporation	17,050
379		Loews Corporation	19,037
154		M&T Bank Corporation	25,339
10		Markel Corporation (a)	11,885
558		Marsh & McLennan Companies, Inc.	46,158
728		MetLife, Inc.	34,012
159		Moody’s Corporation	26,585
2,294		Morgan Stanley	106,832
78		MSCI, Inc.	13,838
158		Nasdaq, Inc.	13,556
232		Northern Trust Corporation	23,694
497		PNC Financial Services Group, Inc.	67,686
298		Principal Financial Group, Inc.	17,460
600		Progressive Corporation	42,624
362		Prudential Financial, Inc.	36,678
206		Raymond James Financial, Inc.	18,962
1,394		Regions Financial Corporation	25,580
235		S&P Global, Inc.	45,917
150		SEI Investments Company	9,165
496		State Street Corporation	41,555
527		SunTrust Banks, Inc.	35,198
52		SVB Financial Group (a)	16,163
1,111		Synchrony Financial	34,530
284		T. Rowe Price Group, Inc.	31,007
820		TD Ameritrade Holding Corporation	43,321
110		Torchmark Corporation	9,536
297		Travelers Companies, Inc.	38,524
1,600		US Bancorp	84,496
5,516		Wells Fargo & Company	289,921
147		Willis Towers Watson plc	20,718
230		Zions Bancorporation	11,535
			3,839,393
		Health Care - 12.1%
1,053		Abbott Laboratories	77,248
1,837		AbbVie, Inc.	173,743
44		ABIOMED, Inc. (a)	19,789
272		Aetna, Inc.	55,175
211		Agilent Technologies, Inc.	14,884
243		Alexion Pharmaceuticals, Inc. (a)	33,779
73		Align Technology, Inc. (a)	28,559
165		AmerisourceBergen Corporation	15,216
467		Amgen, Inc.	96,804
213		Anthem, Inc.	58,373
402		Baxter International, Inc.	30,990
138		Becton, Dickinson, and Company	36,018
170		Biogen, Inc. (a)	60,063
841		Boston Scientific Corporation (a)	32,379
1,830		Bristol-Myers Squibb Company	113,606
226		Cardinal Health, Inc.	12,204
1,208		Celgene Corporation (a)	108,104
165		Centene Corporation (a)	23,889
228		Cerner Corporation (a)	14,686
246		Cigna Corporation	51,230
45		Cooper Companies, Inc.	12,472
1,151		CVS Health Corporation	90,607
471		Danaher Corporation	51,179
203		DaVita, Inc. (a)	14,541
161		Edwards Lifesciences Corporation (a)	28,030
888		Eli Lilly & Company	95,291
448		Express Scripts Holding Company (a)	42,564
785		Gilead Sciences, Inc.	60,610
376		HCA Healthcare, Inc.	52,309
115		Henry Schein, Inc. (a)	9,778
120		Humana, Inc.	40,622
67		IDEXX Laboratories, Inc. (a)	16,727
102		Illumina, Inc. (a)	37,440
212		Incyte Corporation (a)	14,645
67		Intuitive Surgical, Inc. (a)	38,458
132		IQVIA Holdings, Inc. (a)	17,126
2,037		Johnson & Johnson	281,452
84		Laboratory Corporation of America Holdings (a)	14,589
148		McKesson Corporation	19,632
745		Medtronic plc	73,286
1,306		Merck & Company, Inc.	92,648
19		Mettler-Toledo International, Inc. (a)	11,571
63		Molina Healthcare, Inc. (a)	9,368
319		Mylan NV (a)	11,675
4,164		Pfizer, Inc.	183,507
110		Quest Diagnostics, Inc.	11,870
91		Regeneron Pharmaceuticals, Inc. (a)	36,768
87		ResMed, Inc.	10,035
87		STERIS plc	9,953
253		Stryker Corporation	44,953
306		Thermo Fisher Scientific, Inc.	74,688
876		UnitedHealth Group, Inc.	233,051
100		Universal Health Services, Inc. - Class B	12,784
85		Varian Medical Systems, Inc. (a)	9,514
112		Veeva Systems, Inc. - Class A (a)	12,193
48		Waters Corporation (a)	9,345
95		WellCare Health Plans, Inc. (a)	30,447
110		Zimmer Biomet Holdings, Inc.	14,462
407		Zoetis, Inc.	37,265
			2,924,194
		Industrials - 10.0%
470		3M Company	99,034
186		Allison Transmission Holdings, Inc.	9,674
604		American Airlines Group, Inc.	24,963
178		AMETEK, Inc.	14,083
646		Arconic, Inc.	14,218
620		Boeing Company	230,578
969		Caterpillar, Inc.	147,763
120		CH Robinson Worldwide, Inc.	11,750
78		Cintas Corporation	15,429
230		Copart, Inc. (a)	11,852
29		CoStar Group, Inc. (a)	12,204
947		CSX Corporation	70,125
164		Cummins, Inc.	23,955
372		Deere & Company	55,923
829		Delta Air Lines, Inc.	47,941
108		Dover Corporation	9,561
386		Eaton Corporation plc	33,478
558		Emerson Electric Company	42,732
74		Equifax, Inc.	9,662
128		Expeditors International of Washington, Inc.	9,412
289		Fastenal Company	16,768
311		FedEx Corporation	74,886
276		Fortive Corporation	23,239
254		General Dynamics Corporation	51,999
6,398		General Electric Company	72,233
921		GrafTech International, Ltd.	17,969
120		Harris Corporation	20,305
495		Honeywell International, Inc.	82,368
57		Huntington Ingalls Industries, Inc.	14,597
316		IHS Markit, Ltd. (a)	17,051
267		Illinois Tool Works, Inc.	37,679
232		Ingersoll-Rand plc	23,734
127		Jacobs Engineering Group, Inc.	9,715
115		JB Hunt Transport Services, Inc.	13,678
698		Johnson Controls International plc	24,430
85		Kansas City Southern	9,629
56		L3 Technologies, Inc.	11,907
43		Lennox International, Inc.	9,391
355		Lockheed Martin Corporation	122,816
316		Masco Corporation	11,566
371		Nielsen Holdings plc	10,262
256		Norfolk Southern Corporation	46,208
157		Northrop Grumman Corporation	49,827
72		Old Dominion Freight Line, Inc.	11,611
308		PACCAR, Inc.	21,002
129		Parker-Hannifin Corporation	23,727
309		Raytheon Company	63,858
258		Republic Services, Inc.	18,746
113		Rockwell Automation, Inc.	21,190
137		Rockwell Collins, Inc.	19,244
70		Roper Technologies, Inc.	20,735
51		Snap-on, Inc.	9,364
540		Southwest Airlines Company	33,723
109		Spirit AeroSystems Holdings, Inc. - Class A	9,992
129		Stanley Black & Decker, Inc.	18,891
206		Textron, Inc.	14,723
53		TransDigm Group, Inc. (a)	19,732
157		TransUnion	11,552
689		Union Pacific Corporation	112,190
297		United Continental Holdings, Inc. (a)	26,451
740		United Parcel Service, Inc. - Class B	86,395
114		United Rentals, Inc. (a)	18,650
635		United Technologies Corporation	88,779
119		Verisk Analytics, Inc. (a)	14,345
46		W.W. Grainger, Inc.	16,441
341		Waste Management, Inc.	30,813
186		XPO Logistics, Inc. (a)	21,236
148		Xylem, Inc.	11,821
			2,411,805
		Information Technology - 20.6%
464		Accenture plc - Class A	78,973
409		Adobe Systems, Inc. (a)	110,410
986		Advanced Micro Devices, Inc. (a)	30,458
127		Akamai Technologies, Inc. (a)	9,290
89		Alliance Data Systems Corporation	21,018
229		Amphenol Corporation	21,531
337		Analog Devices, Inc.	31,159
53		ANSYS, Inc. (a)	9,894
4,046		Apple, Inc.	913,344
1,536		Applied Materials, Inc.	59,366
62		Arista Networks, Inc. (a)	16,483
124		Arrow Electronics, Inc. (a)	9,141
152		Atlassian Corporation plc - Class A (a)	14,613
188		Autodesk, Inc. (a)	29,349
358		Automatic Data Processing, Inc.	53,936
492		Broadcom, Inc.	121,391
87		Broadridge Financial Solutions, Inc.	11,480
218		CA, Inc.	9,625
136		CDW Corporation	12,093
3,467		Cisco Systems, Inc.	168,670
86		Citrix Systems, Inc. (a)	9,560
565		Cognizant Technology Solutions Corporation - Class A	43,590
410		Corning, Inc.	14,473
1,275		Dell Technologies, Inc. - Class V (a)	123,828
364		DXC Technology Company	34,041
283		Fidelity National Information Services, Inc.	30,867
838		First Data Corporation - Class A (a)	20,506
245		Fiserv, Inc. (a)	20,183
87		FleetCor Technologies, Inc. (a)	19,822
132		Fortinet, Inc. (a)	12,180
169		Global Payments, Inc.	21,531
172		GoDaddy, Inc. - Class A (a)	14,343
1,159		Hewlett Packard Enterprise Company	18,903
1,345		HP, Inc.	34,661
4,758		Intel Corporation	225,006
616		International Business Machines Corporation	93,145
201		Intuit, Inc.	45,707
161		KLA-Tencor Corporation	16,375
219		Lam Research Corporation	33,222
998		MasterCard, Inc. - Class A	222,165
247		Maxim Integrated Products, Inc.	13,928
343		Microchip Technology, Inc.	27,066
3,276		Micron Technology, Inc. (a)	148,173
5,804		Microsoft Corporation	663,803
151		Motorola Solutions, Inc.	19,651
225		NetApp, Inc.	19,325
512		NVIDIA Corporation	143,882
487		ON Semiconductor Corporation (a)	8,975
3,279		Oracle Corporation	169,065
258		Paychex, Inc.	19,002
59		Paycom Software, Inc. (a)	9,169
888		PayPal Holdings, Inc. (a)	78,002
114		PTC, Inc. (a)	12,106
1,031		QUALCOMM, Inc.	74,263
146		Red Hat, Inc. (a)	19,897
519		salesforce.com, Inc. (a)	82,537
399		Seagate Technology plc	18,893
191		Skyworks Solutions, Inc.	17,326
374		Square, Inc. - Class A (a)	37,030
292		SS&C Technologies Holdings, Inc.	16,594
285		TE Connectivity, Ltd.	25,060
955		Texas Instruments, Inc.	102,462
170		Total System Services, Inc.	16,786
74		VeriSign, Inc. (a)	11,849
2,017		Visa, Inc. - Class A	302,732
288		VMware, Inc. - Class A (a)	44,945
421		Western Digital Corporation	24,645
48		WEX, Inc. (a)	9,636
219		Worldpay, Inc. - Class A (a)	22,178
217		Xilinx, Inc.	17,397
			4,962,709
		Materials - 3.0%
214		Air Products & Chemicals, Inc.	35,749
96		Albemarle Corporation	9,579
273		Ball Corporation	12,009
193		Berry Global Group, Inc. (a)	9,339
170		Celanese Corporation	19,380
234		CF Industries Holdings, Inc.	12,739
535		Chemours Company	21,100
1,038		Cleveland-Cliffs, Inc. (a)	13,141
1,816		DowDuPont, Inc.	116,787
148		Eastman Chemical Company	14,167
169		Ecolab, Inc.	26,496
225		FMC Corporation	19,615
1,924		Freeport-McMoRan, Inc.	26,782
339		Huntsman Corporation	9,231
590		International Paper Company	28,999
432		LyondellBasell Industries NV - Class A	44,284
62		Martin Marietta Materials, Inc.	11,281
470		Mosaic Company	15,266
315		Newmont Mining Corporation	9,513
378		Nucor Corporation	23,984
411		Olin Corporation	10,554
84		Packaging Corporation of America	9,214
214		PPG Industries, Inc.	23,354
242		Praxair, Inc.	38,897
87		Sherwin-Williams Company	39,603
1,221		Southern Copper Corporation	52,674
308		Steel Dynamics, Inc.	13,919
130		Vulcan Materials Company	14,456
193		Westlake Chemical Corporation	16,040
344		WestRock Company	18,383
			716,535
		Real Estate - 1.5%
361		American Tower Corporation - REIT	52,453
65		AvalonBay Communities, Inc. - REIT	11,775
258		CBRE Group, Inc. - Class A (a)	11,378
259		Crown Castle International Corporation - REIT	28,834
119		Digital Realty Trust, Inc. - REIT	13,385
43		Equinix, Inc. - REIT	18,614
214		Equity Residential - REIT	14,180
38		Essex Property Trust, Inc. - REIT	9,375
449		Host Hotels & Resorts, Inc. - REIT	9,474
267		Iron Mountain, Inc. - REIT	9,217
312		Jones Lang LaSalle, Inc.	45,028
215		Prologis, Inc. - REIT	14,575
85		Public Storage - REIT	17,139
168		Realty Income Corporation - REIT	9,557
135		SBA Communications Corporation - REIT, (a)	21,685
224		Simon Property Group, Inc. - REIT	39,592
454		VICI Properties, Inc. - REIT	9,816
218		Welltower, Inc. - REIT	14,022
634		Weyerhaeuser Company - REIT	20,459
			370,558
		Utilities - 1.9%
185		Ameren Corporation	11,696
399		American Electric Power Company, Inc.	28,281
114		American Water Works Company, Inc.	10,028
418		CenterPoint Energy, Inc.	11,558
331		Consolidated Edison, Inc.	25,219
505		Dominion Energy, Inc.	35,491
190		DTE Energy Company	20,735
591		Duke Energy Corporation	47,292
282		Edison International	19,086
115		Entergy Corporation	9,330
229		Eversource Energy	14,070
1,213		Exelon Corporation	52,960
446		FirstEnergy Corporation	16,578
791		NRG Energy, Inc.	29,583
569		PG&E Corporation	26,180
798		PPL Corporation	23,349
364		Public Service Enterprise Group, Inc.	19,215
767		Southern Company	33,441
400		Xcel Energy, Inc.	18,884
			452,976
		TOTAL COMMON STOCKS (Cost $18,533,495)	24,091,463

		SHORT-TERM INVESTMENTS - 0.2%
44,729		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.92% *	44,729
		TOTAL SHORT-TERM INVESTMENTS - 100.0% (Cost $44,729)	44,729
		TOTAL INVESTMENTS - 100.0% (Cost $18,578,224)	24,136,192
		Other Assets in Excess of Liabilities - 0.0% +	11,968
		NET ASSETS - 100.0%	$24,148,160

	Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	REIT	Real Estate Investment Trust (REIT)
	*	Rate shown is the annualized seven-day yield as of September 30, 2018.
	+	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard and Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$24,091,463	$-	$-	$24,091,463
Short-Term Investments	44,729	-	-	$44,729
Total Investments in Securities	$24,136,192	$-	$-	$24,136,192
^See Schedule of Investments for breakout of investments by sector classification.

For the period ended September 30, 2018 the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)         /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date          11/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date          11/26/2018

By (Signature and Title)*        /s/ Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal
financial officer)

Date          11/26/2018

* Print the name and title of each signing officer under his or her signature.